Equity and Partners' Capital - Calculation of Net Income (Loss) Per Unit Table (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
		May 02, 2017	Mar. 01, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Unit [Line Items]
Net income (loss) attributable to Western Gas Partners, LP	[1]			$ 627,917	$ 731,666	$ 652,637
Pre-acquisition net (income) loss allocated to Anadarko	[1]			(182,142)	(164,183)	(72,632)
General partner interest in net (income) loss	[1],[2]			(346,538)	(303,835)	(236,561)
Series A Preferred Units [Member]
Earnings Per Unit [Line Items]
Limited partners’ interest in net income (loss)	[1],[2],[3]			$ 0	$ 42,373	$ 76,893
Anti-dilutive units excluded from computation of earnings per unit	[4]			0	5,406,000	16,860,000
Series A Preferred Units [Member] | Series A Preferred Units March 2017 Conversion [Member]
Earnings Per Unit [Line Items]
Series A Preferred units, percentage converted			50.00%
Series A Preferred units, common units issued upon conversion			1
Series A Preferred Units [Member] | Series A Preferred Units May 2017 Conversion [Member]
Earnings Per Unit [Line Items]
Series A Preferred units, percentage converted		50.00%
Series A Preferred units, common units issued upon conversion		1
Common and Class C Units [Member]
Earnings Per Unit [Line Items]
Limited partners’ interest in net income (loss)	[1],[2]			$ 99,237	$ 221,275	$ 266,551
Common Units [Member]
Earnings Per Unit [Line Items]
Limited partners’ interest in net income (loss)	[3]			$ 84,334	$ 192,066	$ 226,611
Net income (loss) per common unit – basic and diluted	[1],[2],[4]			$ 0.55	$ 1.30	$ 1.74
Weighted-average units outstanding - basic and diluted				152,606,000	147,194,000	130,253,000
Class C Units [Member]
Earnings Per Unit [Line Items]
Limited partners’ interest in net income (loss)	[3]			$ 14,903	$ 29,209	$ 39,940
Anti-dilutive units excluded from computation of earnings per unit	[4]			13,795,000	12,776,000	11,945,000

[1]	Financial information has been recast to include the financial position and results attributable to AMA. See Note 1 and Note 3.
[2]	See Note 5 for the calculation of net income (loss) per common unit.
[3]	Adjusted to reflect amortization of the beneficial conversion features.
[4]	The impact of Class C units would be anti-dilutive for all periods presented and the conversion of Series A Preferred units would be anti-dilutive for the years ended December 31, 2017 and 2016. On March 1, 2017, 50% of the outstanding Series A Preferred units converted into common units on a one-for-one basis, and on May 2, 2017, all remaining Series A Preferred units converted into common units on a one-for-one basis.